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                            U.S. Treasury Money Fund

                               SEMI-ANNUAL REPORT

                                December 31, 1995

                  THE 59 WALL STREET U.S. TREASURY MONEY FUND

                            PORTFOLIO OF INVESTMENTS
                                December 31, 1995
                                   (unaudited)

  Principal                                                            Value
   Amount                                                             (Note 1)
------------                                                      --------------
              U.S. TREASURY BILLS (a)(100.1%)
$ 6,435,000     due 1/4/96, 5.20% to 5.28%.................        $ 6,432,183
 23,125,000     due 1/11/96, 5.31% to 5.37%................         23,090,710
  4,650,000     due 1/18/96, 5.25%.........................          4,638,472
  2,995,000     due 1/25/96, 5.305% to 5.40%...............          2,984,322
 22,030,000     due 2/8/96, 4.71% to 5.37%.................         21,906,124
  8,065,000     due 2/29/96, 5.26%.........................          7,995,475
 21,075,000     due 3/7/96, 5.015% to 5.31%................         20,871,967
 11,840,000     due 3/14/96, 5.15% to 5.28%................         11,714,174
 11,330,000     due 4/4/96, 4.94% to 5.15%.................         11,183,126
 18,130,000     due 4/11/96, 4.90% to 5.25%................         17,877,689
  7,410,000     due 4/18/96, 4.95% to 5.30%................          7,298,019
  1,525,000     due 5/9/96, 5.16%..........................          1,496,803
                                                                  ------------
                 TOTAL U.S. TREASURY BILLS ................       $137,489,064
                                                                  ------------

TOTAL INVESTMENTS, AT AMORTIZED COST .................. 100.1%    $137,489,064
OTHER LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS..   (0.1)        (100,494)
                                                        ------    ------------
NET ASSETS ...........................................  100.0%    $137,388,570
                                                        ======    ============

------------
(a) Rates shown are yields to maturity at time of purchase.











                     See Notes to Financial Statements.

                   THE 59 WALL STREET U.S. TREASURY MONEY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1995
                                   (unaudited)

ASSETS:
  Investments, at amortized cost and value (Note 1)............     $137,489,064
  Cash.........................................................            1,132
  Deferred organization expenses (Note 1)......................            1,936
                                                                    ------------
          Total Assets ........................................      137,492,132
                                                                    ------------
LIABILITIES:
   Payables for:
     Expense reimbursement fee (Note 2).........................          44,227
     Investment advisory fee (Note 2)...........................          22,505
     Dividends declared (Note 1)................................          21,827
     Administrative fee (Note 2)................................          15,003
                                                                    ------------
          Total Liabilities ....................................         103,562
                                                                    ------------
NET ASSETS,for 137,388,570 shares of beneficial
  interest outstanding..........................................    $137,388,570
                                                                    ============
Net Assets Consist of:
     Paid-in capital............................................    $137,388,570
                                                                    ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE  ..................           $1.00
                                                                           =====



                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 1995
                                   (unaudited)

INVESTMENT  INCOME:
   Interest ...................................................     $  4,432,766
                                                                    ------------
EXPENSES:
   Expense reimbursement fee (Note 2)..........................          235,850
   Investment advisory fee (Note 2)............................          120,486
   Administrative fee (Note 2).................................           80,324
   Amortization of organization expenses (Note 1)..............            5,122
                                                                    ------------
          Total Expenses ......................................          441,782
                                                                    ------------
NET INVESTMENT INCOME .........................................     $  3,990,984
                                                                    ============









                       See Notes to Financial Statements.

                   THE 59 WALL STREET U.S. TREASURY MONEY FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                             For the
                                                                                         six months ended         For the
                                                                                         December 31, 1995       year ended
                                                                                           (unaudited)         June 30, 1995
                                                                                         -----------------     --------------

INCREASE (DECREASE) IN NET ASSETS:
From Investment Activities:
     Net investment income...........................................................     $   3,990,984         $  5,335,841
     Total declared as dividends to shareholders.....................................        (3,990,984)          (5,335,841)
                                                                                          -------------         ------------
From Share (Principal) Transactions at Net Asset Value of $1.00 per share:
     Shares sold.....................................................................       352,392,399          589,414,714
     Shares issued in reinvestment of dividends......................................         1,755,004            1,916,678
     Shares repurchased..............................................................      (361,727,394)        (588,093,858)
                                                                                          -------------         ------------
      Net (decrease) increase in net assets resulting
       from share transactions.......................................................        (7,579,991)           3,237,534
NET ASSETS:
     Beginning of period.............................................................       144,968,561          141,731,027
                                                                                          -------------         ------------
     End of period ..................................................................     $ 137,388,570         $144,968,561
                                                                                          =============         ============



                              FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each period

                                                             For the
                                                         six months ended                     For the years ended June 30,
                                                         December 31, 1995      ----------------------------------------------------
                                                            (unaudited)          1995           1994           1993           1992
                                                         -----------------      ------         ------         ------         ------

Net asset value, beginning of period.............             $ 1.00            $ 1.00         $ 1.00        $ 1.00          $ 1.00
Income from investment operations:
  Net investment income..........................               0.03              0.05           0.03          0.03            0.04
Dividends to shareholders from net
  investment income..............................              (0.03)            (0.05)         (0.03)        (0.03)          (0.04)
                                                              ------            ------         ------         -----          ------
Net asset value, end of period...................             $ 1.00            $ 1.00         $ 1.00        $ 1.00          $ 1.00
                                                              ======            ======         ======        ======          ======
Cumulative investment return**...................               2.53%             4.67%          2.74%         2.75%           4.48%
Ratios/Supplemental Data:
  Net assets, end of period
   (000's omitted)........................                  $137,389          $144,969       $141,731      $136,584        $118,706
  Ratio of expenses to average net assets**                     0.55%*            0.55%          0.55%         0.55%           0.55%
  Ratio of net investment income to
    average net assets...........................               4.97%*            4.52%          2.72%         2.70%           4.35%

------------

 *  Annualized

** Had the expense reimbursement agreement not been in place, the ratio of expenses to average net assets for the six months ended December 31, 1995, the years ended June 30, 1995, 1994, 1993 and 1992, would have been 0.57%, 0.58%, 0.57%, 0.55% and 0.56%, respectively. For the same periods, the cumulative return of the Fund would have been 2.51%, 4.64%, 2.72%, 2.75% and 4.47%, respectively.


                       See Notes to Financial Statements.

                   THE 59 WALL STREET U.S. TREASURY MONEY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

     1. Organization and Accounting Policies. The 59 Wall Street U.S. Treasury Money Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on March 12, 1991. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 1995, there were three series of the Trust.

     The following is a summary of significant accounting policies:

          A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

          B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity, plus or minus net realized short-term gain or loss, if any, on investments.

          C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Accordingly, no Federal income or excise tax provision is required. At December 31, 1995, the cost of investments for Federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

          D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

          E. Deferred Organization Expenses. Expenses incurred by the Fund in connection with its organization and initial public offering of its shares are being amortized on a straight-line basis over a five-year period.

          F. Other. Investment transactions are accounted for on the trade date. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

     2. Transactions with Affiliates.

     Investment Advisory Fee. The Trust has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. For the six months ended December 31, 1995, the Fund incurred $120,486 for advisory services.

     Administrative  Fee. The Trust has an  administrative  agreement with Brown
Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. The Administrator has a subadministration agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 1995, the Fund incurred $80,324 for administrative services.

     Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee calculated monthly at an annual rate equivalent to 0.225% of the Fund's average daily net assets.

                  THE 59 WALL STREET U.S. TREASURY MONEY FUND

                                   (unaudited)

     Expense Reimbursement Fee. 59 Wall Street Administrators, Inc. has agreed to pay certain expenses of the Fund subject to reimbursement by the Fund. To accomplish such reimbursement, 59 Wall Street Administrators, Inc. receives an expense reimbursement fee from the Fund, computed and paid monthly, such that after such reimbursement the aggregate expenses will not exceed 0.55% of the Fund's average daily net assets. For the six months ended December 31, 1995, 59 Wall Street Administrators, Inc. incurred $252,290 in expenses on behalf of the Fund, including shareholder servicing/eligible institution fees of $180,729. The expense reimbursement fee agreement terminated on February 1, 1996.

     3. Investment Transactions. Purchases, and maturities and sales, of money market instruments aggregated $556,623,200 and $568,252,632, respectively, for the six months ended December 31, 1995.

                              --------------------

The 59 Wall Street Trust

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
6 St. James Avenue
Boston, Massachusetts 02116

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759






This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of The 59 Wall Street U.S. Treasury Money Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.